Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Available To Common Shareholders
Net Income	$ 1,344,000	$ 1,745,000	$ 1,523,000	$ 1,505,000	$ 1,321,000	$ 1,711,000	$ 1,477,000	$ 1,302,000	$ 6,115,927	$ 5,810,740	$ 3,791,162
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	110,000	440,000	440,000	440,000
Income	$ 1,234,000	$ 1,635,000	$ 1,413,000	$ 1,395,000	$ 1,211,000	$ 1,601,000	$ 1,367,000	$ 1,192,000	$ 5,675,927	$ 5,370,740	$ 3,351,162